Significant Subsidiaries (Tables)	12 Months Ended
Oct. 31, 2023
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Summary of Significant Operating Subsidiaries
As at October 31, 2023, the bank, either directly or indirectly through its subsidiaries, controls the following significant operating subsidiaries.

Significant subsidiaries (1)(2)	Head or principal office	Book value of shares owned by the bank (Canadian $ in millions)
AIR MILES Loyalty Inc.	Toronto, Canada	213
Bank of Montreal (China) Co. Ltd.	Beijing, China	489
Bank of Montreal Europe plc	Dublin, Ireland	519
Bank of Montreal Holding Inc. and subsidiaries, including:	Toronto, Canada	36,341
Bank of Montreal Mortgage Corporation	Calgary, Canada
BMO Mortgage Corp.	Vancouver, Canada
BMO Investments Inc.	Toronto, Canada
BMO Investments Limited	Hamilton, Bermuda
BMO Reinsurance Limited	St. Michael, Barbados
BMO InvestorLine Inc.	Toronto, Canada
BMO Nesbitt Burns Inc.	Toronto, Canada
BMO Private Equity (Canada) Inc.	Toronto, Canada
BMO Capital Markets Limited	London, England	324
BMO Capital Partners Inc.	Toronto, Canada	799
BMO Financial Corp. and subsidiaries, including:	Chicago, United States	51,512
BMO Bank National Association	Chicago, United States
BMO Capital Markets Corp .	New York, United States
BMO Japan Securities Ltd.	Tokyo, Japan	6
BMO Life Insurance Company and subsidiaries, including:	Toronto, Canada	1,885
BMO Life Holdings (Canada), ULC	Halifax, Canada
BMO Life Assurance Company	Toronto, Canada
BMO Trust Company	Toronto, Canada	530

(1)
Each subsidiary is incorporated or organized under the laws of the state or country in which the principal office is situated, except for BMO Financial Corp. and BMO Capital Markets Corp., which are incorporated under the laws of the state of Delaware, United States.

(2)	Unless otherwise noted, the bank, either directly or indirectly through its subsidiaries, owns 100% of the outstanding voting shares of each subsidiary.